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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - September 30, 2007 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 93.8% of net assets

BANKS:
Synovus Financial Corp.	181,297	$ 5,085,381

CONSUMER DISCRETIONARY:
Cabela's Inc. - CL A*	183,929	4,349,921
CarMax Inc.*	183,034	3,721,081
Mohawk Industries Inc.*	45,170	3,672,321
O'Reilly Automotive, Inc.*	143,228	4,785,247
Tiffany & Company	72,863	3,814,378

CONSUMER STAPLES:
Clorox Co.	96,774	5,902,246

ENERGY:
Unit Corp.*	81,120	3,926,208

FINANCIAL SERVICES:
Brookfield Asset Management Inc.	179,886	6,925,611
SEI Investments Co.	173,929	4,744,783

HEALTH CARE:
Charles River Laboratories, Inc.*	76,220	4,279,753
Coventry Health Care, Inc.*	80,473	5,006,225
Laboratory Corp of America Holdings*	56,559	4,424,611
Patterson Companies, Inc.*	114,367	4,415,710
Techne Corp.*	50,559	3,189,262
Waters Corp.*	72,071	4,822,991

INDUSTRIAL:
Autoliv Inc.	61,436	3,670,801
Dover Corp.	84,085	4,284,131
Iron Mountain*	179,282	5,464,515
Washington Group International*	61,571	5,406,550
Waste Management, Inc.	116,530	4,397,842

INSURANCE:
Brown & Brown, Inc.	172,242	4,529,965
Markel Corp.*	12,097	5,854,948
OdysseyRe Holdings Corp.	55,630	2,064,429
White Mountains Insurance Group	8,533	4,435,027

MEDIA & ENTERTAINMENT:
EW Scripps Co. - CL A	69,787	2,931,054
International Game Technology	147,736	6,367,422
Liberty Global Inc. - Series C*	85,440	3,303,110

TECHNOLOGY:
Broadridge Financial Solutions	82,833	1,569,685
Fiserv Inc.*	102,641	5,220,321
FLIR Systems Inc.*	61,581	3,410,972
Linear Technology Corp.	76,414	2,673,726
Zebra Technologies Corp. - CL A*	117,168	4,275,460

TOTAL COMMON STOCKS (Cost $117,623,417)		$142,925,687

REPURCHASE AGREEMENT: 7.2% of net assets
With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
10/01/07, collateralized by $11,282,662 in United States Treasury Notes
due 5/15/16. Proceeds at maturity are $11,008,485 (Cost $11,005,000).		$11,005,000

TOTAL INVESTMENTS: 101% of net assets (Cost $128,628,417)		$153,930,687

LIABILITIES LESS CASH AND RECEIVABLES: (1.0%) of net assets		(1,485,166)

NET ASSETS: 100.00%		$152,445,521

*Non-income producing

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - September 30, 2007 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 95.5% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	95,830	$4,410,097
Kohl's Corp.*	70,935	4,066,704
McDonald's Corp.	64,995	3,540,278
Target Corp.	46,870	2,979,526

CONSUMER STAPLES:
Coca-Cola Co.	88,290	5,074,026
Walgreen Co.	104,795	4,950,516

FINANCIAL SERVICES:
Capital One Financial Corp.	38,000	2,524,340
Citigroup Inc.	89,205	4,163,197
Morgan Stanley & Co.	42,025	2,647,575
Wells Fargo & Co.	112,955	4,023,457

HEALTH CARE:
Charles River Laboratories, Inc.*	69,225	3,886,984
Johnson & Johnson	86,240	5,665,968
Medtronic Inc.	85,000	4,794,850
Novartis AG - ADR	122,640	6,740,294
Pharmaceutical Product Development, Inc.	84,145	2,982,099
UnitedHealth Group	119,245	5,775,035

INDUSTRIAL:
3M Company	52,650	4,926,987
Dover Corp.	76,320	3,888,504
General Electric Co.	160,165	6,630,831
United Parcel Service - CL B	54,880	4,121,488

INSURANCE:
Aflac Inc.	72,135	4,114,580
Berkshire Hathaway Inc.- CL B*	1,700	6,718,400

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	167,635	4,016,535
Liberty Media Corp. - CL A*	218,582	4,198,960

TECHNOLOGY:
Cisco Systems, Inc.*	201,150	6,660,077
Fiserv Inc.*	94,345	4,798,387
Google Inc.- CL A*	5,638	3,198,268
Linear Technology Corp.	83,595	2,924,989
Microsoft Corp.	201,790	5,944,733

TOTAL COMMON STOCKS (Cost $114,579,567)		$130,367,685

REPURCHASE AGREEMENT: 2.3% of net assets
With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
10/01/07, collateralized by $3,265,359 in United States Treasury Notes
due 5/15/16. Proceeds at maturity are $3,186,009 (Cost $3,185,000).		$3,185,000

TOTAL INVESTMENTS: 97.8% of net assets (Cost $117,764,567)		$133,552,685

CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of net assets		2,956,824

NET ASSETS: 100.00%		$136,509,509

*Non-income producing

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - September 30, 2007 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 61.5% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	6,385	$293,838
Kohl's Corp. *	4,555	261,138
McDonald's Corp.	4,160	226,595
Target Corp.	3,120	198,338

CONSUMER STAPLES:
Coca-Cola Co.	5,700	327,579
Walgreen Co.	5,795	273,756

FINANCIAL SERVICES:
Capital One Financial Corp.	2,575	171,057
Citigroup Inc.	5,930	276,753
Morgan Stanley & Co.	2,795	176,085
Wells Fargo & Co.	7,870	280,329

HEALTH CARE:
Charles River Laboratories, Inc.*	4,595	258,009
Johnson & Johnson	6,160	404,712
Medtronic Inc.	5,400	304,614
Novartis AG - ADR	8,120	446,275
Pharmaceutical Product Development, Inc.	5,765	204,312
UnitedHealth Group	7,930	384,050

INDUSTRIAL:
3M Company	3,405	318,640
Dover Corp.	5,045	257,043
General Electric Co.	10,952	453,413
United Parcel Service - CL B	3,625	272,237

INSURANCE:
Aflac Inc.	4,790	273,222
Berkshire Hathaway Inc.- CL B*	110	434,720
Marsh & McLennan Cos.	7,905	201,578

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	10,767	257,977
Liberty Media Corp. - CL A*	14,045	269,804

TECHNOLOGY:
Cisco Systems, Inc.*	13,405	443,840
Fiserv Inc.*	6,225	316,604
Google Inc. CL A*	362	205,352
Linear Technology Corp.	5,475	191,570
Microsoft Corp.	13,640	401,834

TOTAL COMMON STOCKS (Cost $7,446,461)	186,606	$8,785,274

	Principal Amount	Market Value
DEBT INSTRUMENTS: 35.4% of net assets

CORPORATE OBLIGATIONS:

BANKS:
Wachovia Corp., 5.25%, 8/1/14	$125,000	$122,680

CONSUMER GOODS:
Costco Wholesale Corp., 5.3%, 3/15/12	100,000	100,409
Wal-Mart Stores, Inc. 4.75%, 8/15/10	200,000	199,116

CONSUMER STAPLES:
Kraft Foods, Inc., 5.625%, 11/1/11	100,000	100,718

ENERGY:
Valero Energy Corp., 6.875%, 4/15/12	150,000	158,215

FINANCIALS:
American Express, 4.875%, 7/15/13	150,000	144,458
Goldman Sachs, 7.35%, 10/1/09	180,000	188,057
International Lease Finance, 4.875%, 9/1/10	200,000	198,769

HEALTH CARE:
UnitedHealth Group, 5%, 8/15/14	200,000	192,859

MEDIA & ENTERTAINMENT:
Comcast Cable, 6.2%, 11/15/08	200,000	202,010

TECHNOLOGY:
Cisco Systems, Inc., 5.25%, 2/22/11	100,000	101,008

TELECOMMUNICATIONS:
AT & T Broadband, 8.375%, 3/15/13	200,000	224,415
Verizon New England, 6.5%, 9/15/11	150,000	155,567

US TREASURY & AGENCY OBLIGATIONS:
Fannie Mae, 3.25%, 8/15/08	400,000	395,300
Fannie Mae, 6.625%, 11/15/10	200,000	212,715
Fannie Mae, 4.625%, 10/15/13	125,000	124,387
Federal Home Loan Bank, 4.375% 9/17/10	300,000	299,593
Federal Home Loan Bank, 5.5% 8/13/14	150,000	156,194
Freddie Mac, 4.875%, 11/15/13	150,000	151,102
US Treasury Note, 4.0%, 3/15/10	550,000	550,473
US Treasury Note, 5.125%, 6/30/11	480,000	496,838
US Treasury Note, 4.875%, 2/15/12	150,000	154,524
US Treasury Note, 4.0%, 11/15/12	75,000	74,391
US Treasury Note, 4.0%, 2/15/14	200,000	196,344
US Treasury Note, 4.5%, 5/15/17	150,000	149,203

TOTAL DEBT INSTRUMENTS (Cost $5,020,407)		$5,049,345

REPURCHASE AGREEMENT: 3.1% of net assets
With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
10/1/07, collateralized by $460,328 in United States Treasury Notes
due 5/15/16. Proceeds at maturity are $449,142 (Cost $449,000).		$449,000

TOTAL INVESTMENTS: 100% of net assets (Cost $12,915,868)		$14,283,619

LIABILITIES LESS CASH AND RECEIVABLES: 0.0% of net assets		(3,225)

NET ASSETS: 100.00%		$ 14,280,394

*Non-income producing

Madison Mosaic Equity Trust -- Foresight Fund

Portfolio of Investments - September 30, 2007 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 96.8% of net assets

BANKS:
Capital One Financial Corp.	885	$58,791
State Street Corp.	1,000	68,160
Synovus Financial Corp.	2,450	68,723

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	1,500	69,030
Kohl's Corp.*	1,150	65,930
McDonald's Corp.	850	46,299
O'Reilly Automotive, Inc.*	1,250	41,762
Target Corp.	1,025	65,159

CONSUMER STAPLES:
Clorox Co.	1,275	77,762
Coca-Cola Co.	1,345	77,297
PepsiCo, Inc.	700	51,282
Procter & Gamble	1,100	77,374
Walgreen Co.	2,325	109,833

ENERGY:
Apache Corp.	1,310	117,979
Chevron Corp.	1,250	116,975
Exxon Mobil Corp.	1,420	131,435
Nabors Industries Ltd	2,780	85,540
Schlumberger Ltd	500	52,500

FINANCIAL SERVICES:
Affiliated Managers Group, Inc.*	500	63,755
Brookfield Asset Management Inc.	1,500	57,750
Citigroup Inc.	2,250	105,008
Morgan Stanley & Co.	950	59,850
Wells Fargo & Co.	2,260	80,501

HEALTH CARE:
Charles River Laboratories, Inc.*	850	47,727
Genzyme Corp.*	1,105	68,466
Johnson & Johnson	700	45,990
Medtronic, Inc.	1,255	70,795
Novartis AG - ADR	2,130	117,065
Pharmaceutical Product Development, Inc.	1,335	47,312
UnitedHealth Group	1,650	79,910
Waters Corp.*	700	46,844

INDUSTRIAL:
3M Company	980	91,708
Dover Corp.	1,340	68,273
General Electric Co.	3,765	155,871
Illinois Tool Works	1,620	96,617
United Parcel Service - CL B	950	71,345

INSURANCE:
Aflac Inc.	1,350	77,004
American International Group, Inc.	850	57,503
Berkshire Hathaway Inc.- CL B*	25	98,800
Markel Corp.*	135	65,340
Marsh & McLennan Cos.	2,500	63,750

MATERIALS:
AptarGroup, Inc.	1,250	47,337
Ball Corp.	1,225	65,844

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	2,332	55,875
International Game Technology	1,190	51,289
Liberty Media Corp. - CL A*	3,400	65,314

TECHNOLOGY:
Cisco Systems, Inc.*	3,195	105,786
eBay Inc.*	1,800	70,236
Fiserv Inc.*	1,565	79,596
FLIR Systems Inc.*	1,400	77,546
Google Inc. - CL A*	100	56,727
Linear Technology Corp.	2,225	77,853
Microsoft Corp.	5,000	147,300
Yahoo! Inc.	2,000	53,680
Zebra Technologies Corp. - CL A*	1,460	53,275

TELECOMMUNICATIONS:
AT & T	2,000	84,620
America Movil-ADR	800	51,200

UTILITIES:
Integrys Energy Group, Inc.	2,155	110,401

TOTAL COMMON STOCKS (Cost $3,757,229)		$4,372,894

REPURCHASE AGREEMENT: 3.2% of net assets
With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
10/01/07, collateralized by $147,633 in United States Treasury Notes
due 5/15/16. Proceeds at maturity are $144,046 (Cost $144,000).		$144,000

TOTAL INVESTMENTS: 100% of net assets (Cost $3,901,229)		$4,516,894

CASH AND RECEIVABLES LESS LIABILITIES: 0.0% of net assets		1,100

NET ASSETS: 100.00%		$4,517,994

*Non-income producing

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - September 30, 2007 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 100.6% of net assets

CONSUMER DISCRETIONARY:
Abercrombie & Fitch Co. - CL A	5,700	$459,990
American Eagle Outfitters, Inc.	18,700	491,997
Bed Bath & Beyond*	12,300	419,676
Best Buy Co., Inc.	9,900	455,598
Garmin Ltd.	1,500	179,100
Home Depot, Inc.	5,000	162,200
Kohl's Corp.*	4,400	252,252
Lowe's Companies, Inc.	12,600	353,052
Office Depot, Inc.*	10,600	218,572
Target Corp.	6,900	438,633
William-Sonoma, Inc.	10,000	326,200

CONSUMER SERVICES:
eBay Inc.*	11,000	429,220
Yahoo! Inc.*	8,000	214,720

ENERGY:
Apache Corp.	3,200	288,192
Unit Corp.*	5,700	275,880

EXCHANGE-TRADED FUNDS:
Powershares QQQ	8,000	411,280

FINANCIALS:
Affiliated Managers Group, Inc.*	2,500	318,775
Capital One Financial Corp.	3,600	239,148
Citigroup Inc.	9,500	443,365
Countrywide Financial Corp.	14,000	266,140
Discover Financial Services	1,150	23,920
MGIC Investment Corp.	5,000	161,550
Merrill Lynch & Co., Inc.	6,200	441,936
Morgan Stanley & Co.	7,000	441,000

HEALTH CARE:
Amgen Inc.*	6,400	362,048
Biogen Idec*	500	33,165
Genentech Inc.*	3,500	273,070
Genzyme Corp.*	3,600	223,056
Mylan Inc.*	20,000	319,200
Pfizer, Inc.	14,000	342,020
UnitedHealth Group	10,000	484,300
Varian Medical Systems, Inc.	6,900	289,041

SOFTWARE:
ACI Worldwide, Inc.*	7,000	156,450
Adobe Systems Inc.*	7,000	305,620
Intuit Inc.*	12,300	372,690
Symantec Corp.*	8,000	155,040

TECHNOLOGY:
Cisco Systems, Inc.*	13,000	430,430
Dell Inc.*	10,000	276,000
Flextronics International Ltd.*	23,900	267,202
Linear Technology Corp.	7,500	262,425
Maxim Integrated Products, Inc.	4,000	117,400
QLogic Corp.*	20,000	269,000
Xilinx, Inc.	7,300	190,822
Zebra Technologies Corp. - CL A*	5,900	215,291

TOTAL COMMON STOCKS (Cost $13,638,509)		$13,056,666

	Contracts (100 shares
	per contract)	Expiration Date	Exercise Price	Market Value
CALL OPTIONS WRITTEN: (7.0%) of net assets
Abercrombie & Fitch Co.	57	November 2007	72.50	(57,570)
ACI Worldwide Inc.	57	October 2007	25.00	(998)
ACI Worldwide Inc.	13	November 2007	35.00	(65)
Adobe Systems Inc.	70	October 2007	40.00	(27,650)
Affiliated Managers Group, Inc.	25	December 2007	110.00	(52,250)
American Eagle Outfitters, Inc.	31	January 2008	25.00	(10,230)
American Eagle Outfitters, Inc.	104**	January 2008	26.625	(37,830)
Amgen Inc.	64	October 2007	57.50	(6,144)
Apache Corp.	15	January 2008	80.00	(18,975)
Apache Corp.	17	April 2008	75.00	(31,280)
Bed Bath & Beyond	74	November 2007	40.00	(925)
Bed Bath & Beyond	32	February 2008	37.50	(4,720)
Best Buy Co., Inc.	84	December 2007	50.00	(7,980)
Biogen Idec	5	October 2007	50.00	(8,250)
Capital One Financial Corp.	36	January 2008	70.00	(13,860)
Cisco Systems, Inc.	100	January 2008	30.00	(42,750)
Cisco Systems, Inc.	30	January 2008	32.50	(7,530)
Countrywide Financial Corp.	41	January 2008	22.50	(5,433)
Countrywide Financial Corp.	99	January 2008	27.50	(4,455)
Dell Inc.	25	November 2007	27.50	(3,375)
Dell Inc.	75	January 2008	27.50	(15,563)
eBay Inc.	110	January 2008	32.50	(83,600)
Flextronics International Ltd.	239	January 2008	12.50	(9,201)
Garmin Ltd.	15	October 2007	55.00	(96,675)
Genentech Inc.	35	December 2007	75.00	(19,600)
Genzyme Corp.	36	January 2008	65.00	(10,080)
Home Depot, Inc.	50	January 2008	37.50	(2,625)
Intuit Inc.	22	January 2008	30.00	(5,060)
Intuit Inc.	101	January 2008	32.50	(11,110)
Kohl's Corp.	44	January 2008	60.00	(17,600)
Linear Technology Corp.	25	November 2007	37.50	(1,062)
Linear Technology Corp.	50	January 2008	37.50	(5,250)
Lowe's Companies, Inc.	47	January 2008	30.00	(5,288)
Lowe's Companies, Inc.	79	January 2008	32.50	(3,752)
MGIC Investment Corp.	50	December 2007	40.00	(5,250)
Maxim Integrated Products, Inc.	40	November 2007	30.00	(5,000)
Merrill Lynch & Co., Inc.	62	January 2008	80.00	(13,020)
Morgan Stanley & Co.	40	January 2008	70.00	(7,200)
Morgan Stanley & Co.	7	January 2008	75.00	(542)
Morgan Stanley & Co.***	23	January 2008	90.00	(1,035)
Mylan Inc.	60	January 2008	15.00	(11,850)
Mylan Inc.	140	January 2008	17.50	(10,150)
Office Depot, Inc.	106	April 2008	25.00	(11,925)
Pfizer, Inc.	140	January 2008	25.00	(12,950)
Powershares QQQ	40	October 2007	47.00	(18,680)
Powershares QQQ	40	October 2007	48.00	(14,920)
QLogic Corp.	86	January 2008	12.50	(15,480)
QLogic Corp.	60	January 2008	17.50	(1,650)
Symantec Corp.	50	October 2007	17.50	(10,000)
Symantec Corp.	30	January 2008	20.00	(3,450)
Target Corp.	58	October 2007	60.00	(25,520)
Target Corp.	11	January 2008	65.00	(4,730)
Unit Corp.	57	March 2008	50.00	(21,375)
UnitedHealth Group	11	January 2008	50.00	(2,365)
UnitedHealth Group	89	January 2008	55.00	(5,785)
Varian Medical Systems, Inc.	69	February 2008	45.00	(13,972)
William-Sonoma, Inc.	57	November 2007	32.50	(10,973)
William-Sonoma, Inc.	43	November 2007	35.00	(3,870)
Xilinx, Inc.	73	December 2007	27.50	(8,030)
Yahoo! Inc.	80	January 2008	25.00	(26,800)
Zebra Technologies Corp. - CL A	45	February 2008	35.00	(17,100)
Zebra Technologies Corp. - CL A	14	February 2008	40.00	(1,995)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $962,007)				$(914,353)
**150 shares per contract
***Due to spin-off, 100 shares of Morgan Stanley and 50 shares Discovery Financial Services per contract

PUT OPTIONS WRITTEN: (0.1%) of net assets
American Eagle Outfitters Inc.	30	October 2007	22.50	(375)
Mylan Inc.	85	January 2008	15.00	(6,162)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $13,942)				$(6,537)

SHORT-TERM INVESTMENTS
	Principal Amount	Market Value
SHORT-TERM NOTE: 3.8% of net assets
US Treasury Note, 4.25%, 11/30/07 (Cost $499,533)	500,000	$500,352

REPURCHASE AGREEMENT: 2.6% of net assets
With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
10/01/07, collateralized by $345,503 in United States Treasury Notes
due 5/15/16. Proceeds at maturity are $337,107 (Cost $337,000)		$337,000

TOTAL INVESTMENTS: 107% of net assets (Cost $14,475,042)		$13,894,018

CASH AND OTHER ASSETS LESS LIABILITIES: 0.1%		10,044
Total Call Options Written - (7.0%)		(914,353)
Total Put Options Written - (0.1%)		(6,537)

NET ASSETS: 100%		$12,974,671
*Non-income producing.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  October 25, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: October 25, 2007